Column Small Cap Select Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Aerospace & Defense - 3.7%
AeroVironment, Inc. (a)	12,932	$2,302,284
Axon Enterprise, Inc. (a)	6,562	4,923,862
BWX Technologies, Inc.	41,690	5,236,264
Curtiss-Wright Corp.	9,560	4,207,452
Embraer SA - ADR	47,610	2,189,584
Huntington Ingalls Industries, Inc.	25,790	5,752,717
Karman Holdings, Inc. (a)	87,578	3,753,593
Kratos Defense & Security Solutions, Inc. (a)	81,679	3,013,138
Leonardo DRS, Inc.	69,204	2,927,329
Loar Holdings, Inc. (a)	24,892	2,166,849
Mercury Systems, Inc. (a)	63,514	3,128,065
Rocket Lab Corp. (a)	69,342	1,857,672
TAT Technologies Ltd. (a)	125,065	3,255,442
		44,714,251

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	101,330	4,168,716

Automobile Components - 0.4%
Holley, Inc. (a)	1,370,292	2,658,367
Lear Corp.	7,450	673,629
Modine Manufacturing Co. (a)	16,189	1,469,961
		4,801,957

Banks - 6.8%
Banc of California, Inc.	164,860	2,261,879
Cadence Bank	183,330	5,554,899
Comerica, Inc.	108,055	6,168,860
Community Financial System, Inc.	29,815	1,676,796
Cullen/Frost Bankers, Inc.	61,505	7,809,905
First Financial Bankshares, Inc.	25,814	910,202
Glacier Bancorp, Inc.	52,933	2,195,131
Huntington Bancshares, Inc./OH	356,603	5,573,705
Lakeland Financial Corp.	11,304	676,770
National Bank Holdings Corp. - Class A	139,744	5,051,746
Prosperity Bancshares, Inc.	273,384	19,041,196
Stock Yards Bancorp, Inc.	13,658	1,004,682
Texas Capital Bancshares, Inc. (a)	60,182	4,314,448
UMB Financial Corp.	8,653	892,297
United Community Banks, Inc./GA	39,469	1,134,339
Webster Financial Corp.	123,817	6,374,099
Western Alliance Bancorp	86,050	6,230,880
Zions Bancorp NA	120,525	5,708,064
		82,579,898

Biotechnology - 2.8%
ADMA Biologics, Inc. (a)	116,969	2,320,665
Alkermes PLC (a)	43,418	1,329,025
Apogee Therapeutics, Inc. (a)	55,962	2,050,448
Blueprint Medicines Corp. (a)	13,301	1,348,056
Bridgebio Pharma, Inc. (a)	69,401	2,376,984
Crinetics Pharmaceuticals, Inc. (a)	132,136	4,031,469
Kymera Therapeutics, Inc. (a)	20,648	612,007
Merus NV (a)	31,965	1,792,278
Natera, Inc. (a)	29,686	4,682,373
Nuvalent, Inc. - Class A (a)	11,360	847,570
PTC Therapeutics, Inc. (a)	36,891	1,789,951
Rhythm Pharmaceuticals, Inc. (a)	42,515	2,607,445
Soleno Therapeutics, Inc. (a)	20,177	1,479,983
Spyre Therapeutics, Inc. (a)	51,547	787,638
TG Therapeutics, Inc. (a)	42,421	1,489,401
Travere Therapeutics, Inc. (a)	50,904	764,578
Ultragenyx Pharmaceutical, Inc. (a)	31,820	1,082,835
Xenon Pharmaceuticals, Inc. (a)	88,033	2,539,752
		33,932,458

Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	19,244	2,144,744

Building Products - 1.2%
AAON, Inc.	40,475	3,897,338
Armstrong World Industries, Inc.	8,419	1,310,249
CSW Industrials, Inc.	3,706	1,133,258
Hayward Holdings, Inc. (a)	69,547	970,181
Resideo Technologies, Inc. (a)	255,206	5,282,764
Simpson Manufacturing Co., Inc.	5,774	899,012
Trex Co., Inc. (a)	13,019	727,371
		14,220,173

Capital Markets - 2.2%
Artisan Partners Asset Management, Inc. - Class A	158,995	6,407,499
BGC Group, Inc. - Class A	1,383,235	12,836,421
Hamilton Lane, Inc. - Class A	5,705	850,045
Houlihan Lokey, Inc.	5,913	1,032,883
Marex Group PLC	56,527	2,439,705
Perella Weinberg Partners	194,744	3,382,703
		26,949,256

Chemicals - 2.0%
Element Solutions, Inc.	303,310	6,484,768
Hawkins, Inc.	28,410	3,792,451
Huntsman Corp.	442,259	4,926,765
Kronos Worldwide, Inc.	857,203	5,426,095
Mosaic Co.	109,387	3,953,246
		24,583,325

Commercial Services & Supplies - 2.3%
ACV Auctions, Inc. - Class A (a)	104,921	1,718,606
Brady Corp. - Class A	16,157	1,127,274
BrightView Holdings, Inc. (a)	351,245	5,472,397
Casella Waste Systems, Inc. - Class A (a)	5,685	666,339
Clean Harbors, Inc. (a)	26,085	5,915,817
Enviri Corp. (a)	403,097	3,285,241
OPENLANE, Inc. (a)	229,643	5,265,714
Rollins, Inc.	21,718	1,243,356
Tetra Tech, Inc.	52,479	1,833,616
VSE Corp.	6,616	860,675
		27,389,035

Communications Equipment - 1.7%
Ciena Corp. (a)	148,840	11,916,130
Harmonic, Inc. (a)	28,078	253,264
Lumentum Holdings, Inc. (a)	15,793	1,141,518
Ribbon Communications, Inc. (a)	840,704	2,841,579
Viasat, Inc. (a)	321,543	2,807,070
Viavi Solutions, Inc. (a)	174,505	1,589,741
		20,549,302

Construction & Engineering - 3.5%
Arcosa, Inc.	68,369	5,898,194
Construction Partners, Inc. - Class A (a)	28,025	2,933,937
Matrix Service Co. (a)	274,297	3,351,909
MYR Group, Inc. (a)	45,641	7,158,791
Sterling Infrastructure, Inc. (a)	13,080	2,459,171
Tutor Perini Corp. (a)	384,695	14,187,552
Valmont Industries, Inc.	19,328	6,147,077
WillScot Holdings Corp.	16,774	452,059
		42,588,690

Construction Materials - 0.8%
Eagle Materials, Inc.	26,375	5,333,289
Knife River Corp. (a)	43,276	4,072,271
		9,405,560

Consumer Finance - 0.8%
Bread Financial Holdings, Inc.	24,547	1,257,788
FirstCash Holdings, Inc.	36,485	4,666,796
LendingClub Corp. (a)	123,045	1,234,142
Upstart Holdings, Inc. (a)	54,204	2,556,803
		9,715,529

Consumer Staples Distribution & Retail - 0.5%
Chefs' Warehouse, Inc. (a)	19,528	1,245,496
Grocery Outlet Holding Corp. (a)	122,104	1,658,172
Sprouts Farmers Market, Inc. (a)	21,552	3,725,479
		6,629,147

Containers & Packaging - 0.9%
AptarGroup, Inc.	9,593	1,519,531
Avery Dennison Corp.	28,271	5,024,605
Silgan Holdings, Inc.	71,325	3,927,868
		10,472,004

Distributors - 0.1%
Pool Corp.	3,324	999,161

Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	17,308	2,285,175
Bright Horizons Family Solutions, Inc. (a)	9,804	1,266,677
Grand Canyon Education, Inc. (a)	10,142	2,006,544
Matthews International Corp. - Class A	281,214	6,032,040
Stride, Inc. (a)	21,351	3,232,328
		14,822,764

Electric Utilities - 1.4%
ALLETE, Inc.	33,950	2,208,108
IDACORP, Inc.	10,286	1,223,519
Portland General Electric Co.	305,877	12,969,185
		16,400,812

Electrical Equipment - 0.3%
Babcock & Wilcox Enterprises, Inc. (a)	277,641	193,849
Bloom Energy Corp. - Class A (a)	95,254	1,759,341
NEXTracker, Inc. - Class A (a)	33,733	1,912,324
		3,865,514

Electronic Equipment, Instruments & Components - 2.9%
Advanced Energy Industries, Inc.	8,728	1,001,800
Badger Meter, Inc.	3,256	808,204
Celestica, Inc. (a)	56,804	6,554,046
Coherent Corp. (a)	112,193	8,485,157
Innoviz Technologies Ltd. (a)	215,328	195,948
IPG Photonics Corp. (a)	37,908	2,511,784
Itron, Inc. (a)	23,822	2,753,823
Knowles Corp. (a)	36,227	594,485
Littelfuse, Inc.	8,385	1,719,428
Mirion Technologies, Inc. (a)	64,479	1,231,549
nLight, Inc. (a)	80,971	1,225,091
Novanta, Inc. (a)	4,462	552,485
OSI Systems, Inc. (a)	20,961	4,592,765
Rogers Corp. (a)	8,772	583,952
Teledyne Technologies, Inc. (a)	4,651	2,320,198
		35,130,715

Energy Equipment & Services - 1.6%
Archrock, Inc.	52,942	1,318,256
Aris Water Solutions, Inc. - Class A	32,313	712,178
Cactus, Inc. - Class A	10,373	425,293
Expro Group Holdings NV (a)	454,951	3,785,192
Innovex International, Inc. (a)	44,012	607,366
Oceaneering International, Inc. (a)	29,384	560,353
Patterson-UTI Energy, Inc.	157,919	871,713
Solaris Oilfield Infrastructure, Inc. - Class A	76,011	2,084,982
TechnipFMC PLC	214,557	6,683,450
TETRA Technologies, Inc. (a)	531,461	1,424,315
Tidewater, Inc. (a)	23,315	925,839
		19,398,937

Entertainment - 0.5%
Lionsgate Studios Corp. (a)	368,915	2,667,256
Starz Entertainment Corp. (a)	24,316	509,663
Vivid Seats, Inc. - Class A (a)	1,754,145	2,736,466
		5,913,385

Financial Services - 0.5%
Jack Henry & Associates, Inc.	5,342	967,810
Paymentus Holdings, Inc. - Class A (a)	85,943	3,282,163
Remitly Global, Inc. (a)	55,073	1,176,360
Shift4 Payments, Inc. - Class A (a)	9,747	923,918
		6,350,251

Food Products - 0.2%
Hain Celestial Group, Inc. (a)	146,423	273,811
TreeHouse Foods, Inc. (a)	74,045	1,663,051
		1,936,862

Gas Utilities - 1.3%
Atmos Energy Corp.	29,392	4,546,355
Chesapeake Utilities Corp.	8,205	1,002,569
New Jersey Resources Corp.	81,479	3,739,071
Northwest Natural Holding Co.	51,120	2,094,386
Spire, Inc.	59,680	4,492,711
		15,875,092

Ground Transportation - 0.5%
Proficient Auto Logistics, Inc. (a)	705,517	5,686,467
Saia, Inc. (a)	1,543	407,985
		6,094,452

Health Care Equipment & Supplies - 3.9%
Accuray, Inc. (a)	359,524	550,072
AtriCure, Inc. (a)	56,556	1,955,141
CONMED Corp.	19,028	1,079,839
CytoSorbents Corp. (a)	6,741	5,662
Enovis Corp. (a)	438,427	13,722,765
Glaukos Corp. (a)	20,226	1,907,109
Globus Medical, Inc. - Class A (a)	32,445	1,920,095
Haemonetics Corp. (a)	73,598	4,983,321
Integra LifeSciences Holdings Corp. (a)	54,651	691,882
Neogen Corp. (a)	68,591	401,943
OraSure Technologies, Inc. (a)	227,568	655,396
QuidelOrtho Corp. (a)	19,276	591,195
Teleflex, Inc.	113,904	13,927,042
TransMedics Group, Inc. (a)	19,764	2,512,400
UFP Technologies, Inc. (a)	2,970	695,574
Varex Imaging Corp. (a)	91,154	699,151
Zimvie, Inc. (a)	79,651	728,010
		47,026,597

Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc. (a)	84,008	1,901,941
Chemed Corp.	3,959	2,275,791
CorVel Corp. (a)	3,847	428,056
GeneDx Holdings Corp. (a)	9,003	641,194
Guardant Health, Inc. (a)	80,574	3,272,916
		8,519,898

Hotels, Restaurants & Leisure - 2.8%
Cava Group, Inc. (a)	16,311	1,325,595
Cheesecake Factory, Inc.	26,650	1,470,281
Denny's Corp. (a)	1,330,772	5,083,549
Dutch Bros, Inc. - Class A (a)	50,162	3,621,696
International Game Technology PLC	382,470	5,626,134
Life Time Group Holdings, Inc. (a)	117,691	3,365,963
Planet Fitness, Inc. - Class A (a)	15,850	1,629,855
Red Rock Resorts, Inc. - Class A	113,885	5,474,452
Sportradar Group AG - Class A (a)	117,809	2,816,813
Texas Roadhouse, Inc.	11,841	2,311,482
United Parks & Resorts, Inc. (a)	22,775	1,020,092
		33,745,912

Household Durables - 1.8%
Champion Homes, Inc. (a)	28,670	1,875,018
Installed Building Products, Inc.	40,890	6,521,137
Somnigroup International, Inc.	54,197	3,526,057
Tri Pointe Homes, Inc. (a)	282,031	8,314,274
Whirlpool Corp.	21,458	1,675,655
		21,912,141

Household Products - 0.1%
Church & Dwight Co., Inc.	5,176	508,853
WD-40 Co.	2,162	526,728
		1,035,581

Independent Power and Renewable Electricity Producers - 0.8%
Ormat Technologies, Inc.	89,669	6,665,097
Vistra Corp.	19,899	3,195,182
		9,860,279

Insurance - 3.3%
AMERISAFE, Inc.	14,359	681,622
Hagerty, Inc. - Class A (a)	47,136	458,162
Hanover Insurance Group, Inc.	29,070	5,115,739
HCI Group, Inc.	17,274	2,915,333
Kemper Corp.	233,725	14,895,294
Palomar Holdings, Inc. (a)	19,420	3,329,947
RLI Corp.	20,881	1,605,122
Selective Insurance Group, Inc.	72,140	6,349,763
Skyward Specialty Insurance Group, Inc. (a)	51,960	3,291,666
Stewart Information Services Corp.	14,254	860,086
White Mountains Insurance Group Ltd.	525	937,020
		40,439,754

Interactive Media & Services - 1.1%
Cars.com, Inc. (a)	339,978	3,484,774
Vimeo, Inc. (a)	2,326,972	10,145,598
		13,630,372

IT Services - 1.3%
Core Scientific, Inc. (a)	115,270	1,227,625
Kyndryl Holdings, Inc. (a)	262,580	10,251,123
Unisys Corp. (a)	318,030	1,517,003
Wix.com Ltd. (a)	15,847	2,360,411
		15,356,162

Life Sciences Tools & Services - 0.6%
Bio-Techne Corp.	19,025	920,810
Bruker Corp.	75,740	2,779,658
Charles River Laboratories International, Inc. (a)	11,280	1,529,906
Standard BioTools, Inc. (a)	287,380	290,254
Stevanato Group SpA	32,487	721,536
West Pharmaceutical Services, Inc.	2,989	630,231
		6,872,395

Machinery - 4.9%
Chart Industries, Inc. (a)	13,610	2,134,864
Columbus McKinnon Corp./NY	47,745	695,167
Crane Co.	24,734	4,239,408
Enerpac Tool Group Corp.	26,381	1,131,217
Enpro, Inc.	4,536	839,795
Esab Corp.	31,969	3,931,867
ESCO Technologies, Inc.	23,785	4,310,793
Federal Signal Corp.	69,160	6,505,881
Flowserve Corp.	63,015	3,145,079
Gates Industrial Corp. PLC (a)	151,868	3,212,008
Graco, Inc.	11,703	990,776
Helios Technologies, Inc.	29,955	908,236
JBT Marel Corp.	67,228	7,718,447
Kadant, Inc.	4,214	1,322,817
Lincoln Electric Holdings, Inc.	19,725	3,818,563
Lindsay Corp.	8,867	1,236,060
Miller Industries, Inc./TN	7,545	342,015
Nordson Corp.	469	99,423
RBC Bearings, Inc. (a)	6,360	2,326,933
REV Group, Inc.	8,415	315,478
SPX Technologies, Inc. (a)	11,185	1,701,127
Standex International Corp.	7,890	1,190,917
Stratasys Ltd. (a)	283,815	2,931,809
Toro Co.	17,667	1,338,805
Watts Water Technologies, Inc. - Class A	14,785	3,579,744
		59,967,229

Marine Transportation - 0.6%
Kirby Corp. (a)	65,176	7,211,073

Media - 0.8%
Criteo SA - ADR (a)	215,749	5,492,970
John Wiley & Sons, Inc. - Class A	18,919	740,111
Magnite, Inc. (a)	86,733	1,418,952
Nexstar Media Group, Inc.	10,750	1,832,015
		9,484,048

Metals & Mining - 2.0%
Carpenter Technology Corp.	15,668	3,681,980
Century Aluminum Co. (a)	433,390	6,713,211
Cleveland-Cliffs, Inc. (a)	237,189	1,382,812
ERO Copper Corp. (a)	370,383	5,226,104
Ferroglobe PLC	313,232	1,137,032
Pan American Silver Corp.	97,676	2,382,318
thyssenkrupp AG	385,967	3,771,431
		24,294,888

Multi-Utilities - 0.3%
Northwestern Energy Group, Inc.	69,327	3,835,863

Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp. (a)	136,635	5,116,981
BKV Corp. (a)	368,786	7,928,899
Cameco Corp.	41,262	2,415,065
CNX Resources Corp. (a)	158,322	5,110,634
Devon Energy Corp.	92,668	2,804,134
Gulfport Energy Corp. (a)	15,398	2,948,717
Matador Resources Co.	31,630	1,360,406
Murphy Oil Corp.	57,090	1,194,894
Permian Resources Corp.	113,435	1,430,415
Sitio Royalties Corp. - Class A	50,660	864,766
Texas Pacific Land Corp.	285	317,498
Uranium Energy Corp. (a)	282,032	1,672,450
Viper Energy, Inc.	125,904	4,997,130
		38,161,989

Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	52,004	3,273,652
Oddity Tech Ltd. - Class A (a)	24,877	1,851,595
		5,125,247

Pharmaceuticals - 1.3%
Amneal Pharmaceuticals, Inc. (a)	241,304	1,766,345
Axsome Therapeutics, Inc. (a)	11,724	1,232,896
Corcept Therapeutics, Inc. (a)	16,552	1,283,773
Edgewise Therapeutics, Inc. (a)	60,727	867,181
Innoviva, Inc. (a)	337,603	6,606,891
Septerna, Inc. (a)	106,444	984,607
Tarsus Pharmaceuticals, Inc. (a)	23,448	1,007,092
Verona Pharma PLC - ADR (a)	10,689	867,947
WaVe Life Sciences Ltd. (a)	168,786	1,014,404
		15,631,136

Professional Services - 2.0%
Alight, Inc. - Class A	355,592	1,941,532
Conduent, Inc. (a)	751,115	1,682,498
CRA International, Inc.	5,415	1,029,121
ExlService Holdings, Inc. (a)	54,376	2,500,752
Exponent, Inc.	12,870	982,496
KBR, Inc.	131,986	6,888,349
Maximus, Inc.	62,231	4,512,370
TriNet Group, Inc.	40,245	3,348,786
TrueBlue, Inc. (a)	163,485	980,910
		23,866,814

Real Estate Management & Development - 1.4%
Colliers International Group, Inc.	9,097	1,096,007
Compass, Inc. - Class A (a)	205,213	1,212,809
Cushman & Wakefield PLC (a)	585,735	5,874,922
FirstService Corp.	12,758	2,237,689
Newmark Group, Inc. - Class A	623,054	6,859,824
		17,281,251

Semiconductors & Semiconductor Equipment - 4.8%
Alpha & Omega Semiconductor Ltd. (a)	427,553	9,072,675
Astera Labs, Inc. (a)	36,262	3,289,689
CEVA, Inc. (a)	42,237	792,366
Credo Technology Group Holding Ltd. (a)	48,404	2,950,708
indie Semiconductor, Inc. - Class A (a)	319,780	847,417
Lattice Semiconductor Corp. (a)	33,588	1,509,445
MACOM Technology Solutions Holdings, Inc. (a)	44,301	5,387,445
MKS, Inc.	14,914	1,225,782
Onto Innovation, Inc. (a)	31,085	2,857,955
Power Integrations, Inc.	32,387	1,610,605
Rambus, Inc. (a)	82,692	4,421,541
Semtech Corp. (a)	49,710	1,855,674
Silicon Motion Technology Corp. - ADR	226,009	13,831,751
SiTime Corp. (a)	6,690	1,311,708
Tower Semiconductor Ltd. (a)	87,904	3,466,934
Veeco Instruments, Inc. (a)	205,563	3,969,421
		58,401,116

Software - 6.4%
8x8, Inc. (a)	2,705,967	4,437,786
Adeia, Inc.	198,139	2,544,105
Alkami Technology, Inc. (a)	56,645	1,622,313
AvePoint, Inc. (a)	71,773	1,338,566
BlackLine, Inc. (a)	9,495	531,055
Box, Inc. - Class A (a)	43,883	1,659,655
CCC Intelligent Solutions Holdings, Inc. (a)	57,659	506,246
Clearwater Analytics Holdings, Inc. - Class A (a)	60,005	1,386,115
Cognyte Software Ltd. (a)	324,784	3,541,770
Commvault Systems, Inc. (a)	33,768	6,184,609
Computer Modelling Group Ltd.	46,205	226,682
CyberArk Software Ltd. (a)	15,638	5,985,914
D-Wave Quantum, Inc. (a)	39,317	642,047
Elastic NV (a)	26,041	2,105,936
Fair Isaac Corp. (a)	841	1,451,801
Freshworks, Inc. - Class A (a)	72,131	1,101,440
InterDigital, Inc.	7,873	1,710,488
Manhattan Associates, Inc. (a)	9,599	1,812,099
Monday.com Ltd. (a)	7,132	2,121,699
NCR Voyix Corp. (a)	1,048,207	11,624,616
Nutanix, Inc. - Class A (a)	32,190	2,468,651
OneSpan, Inc.	97,319	1,550,292
Qualys, Inc. (a)	9,266	1,283,804
Radware Ltd. (a)	64,799	1,511,113
Rubrik, Inc. - Class A (a)	19,651	1,873,723
SPS Commerce, Inc. (a)	10,978	1,545,263
Teradata Corp. (a)	209,421	4,598,885
Tyler Technologies, Inc. (a)	2,876	1,659,423
UiPath, Inc. - Class A (a)	151,835	2,020,924
Varonis Systems, Inc. (a)	62,696	2,989,345
Verint Systems, Inc. (a)	80,382	1,409,900
Vertex, Inc. - Class A (a)	27,207	1,076,581
Xperi, Inc. (a)	156,810	1,221,550
		77,744,396

Specialty Retail - 2.5%
Asbury Automotive Group, Inc. (a)	3,669	836,202
Bath & Body Works, Inc.	98,552	2,771,282
Boot Barn Holdings, Inc. (a)	10,761	1,725,096
Caleres, Inc.	50,872	684,228
Carvana Co. (a)	9,774	3,197,662
Floor & Decor Holdings, Inc. - Class A (a)	10,418	746,866
Murphy USA, Inc.	1,455	620,979
National Vision Holdings, Inc. (a)	399,402	7,912,154
ODP Corp. (a)	52,712	867,112
Tractor Supply Co.	21,634	1,047,086
Valvoline, Inc. (a)	164,025	5,673,625
Warby Parker, Inc. - Class A (a)	128,435	2,718,969
Winmark Corp.	2,653	1,127,048
		29,928,309

Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear, Inc.	213,164	9,933,442
Under Armour, Inc. - Class C (a)	226,845	1,429,124
		11,362,566

Tobacco - 0.1%
Turning Point Brands, Inc.	16,193	1,203,464

Trading Companies & Distributors - 4.1%
AerCap Holdings NV	76,392	8,840,846
Air Lease Corp.	190,427	10,970,499
Applied Industrial Technologies, Inc.	7,809	1,768,895
Custom Truck One Source, Inc. (a)	1,863,345	8,012,384
FTAI Aviation Ltd.	30,015	3,516,257
GATX Corp.	23,500	3,742,140
Herc Holdings, Inc.	19,340	2,398,160
Rush Enterprises, Inc. - Class A	63,830	3,169,160
SiteOne Landscape Supply, Inc. (a)	5,987	699,341
Transcat, Inc. (a)	7,043	615,417
Watsco, Inc.	3,479	1,543,180
WESCO International, Inc.	23,835	4,001,658
		49,277,937

Water Utilities - 0.1%
American States Water Co.	14,171	1,117,667
TOTAL COMMON STOCKS (Cost $1,101,403,374)		1,123,926,074

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.9%	Shares	Value
Diversified REITs - 0.8%
Broadstone Net Lease, Inc.	637,832	10,147,907

Industrial REITs - 0.4%
STAG Industrial, Inc.	128,635	4,576,833

Retail REITs - 0.7%
Brixmor Property Group, Inc.	216,985	5,513,589
NNN REIT, Inc.	75,335	3,145,990
		8,659,579
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $23,453,586)		23,384,319

EXCHANGE TRADED FUNDS - 1.0%	Shares	Value
iShares Russell 2000 Value ETF	78,225	11,798,677
TOTAL EXCHANGE TRADED FUNDS (Cost $12,866,634)		11,798,677

SHORT-TERM INVESTMENTS - 4.5%	Shares	Value
Money Market Funds - 4.5%
First American Government Obligations Fund - Class X, 4.25% (b)	54,646,208	54,646,208
TOTAL SHORT-TERM INVESTMENTS (Cost $54,646,208)		54,646,208

TOTAL INVESTMENTS - 100.1% (Cost $1,192,369,802)		1,213,755,278
Liabilities in Excess of Other Assets - (0.1)%		(889,390)
TOTAL NET ASSETS - 100.0%		$1,212,865,888

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Column Small Cap Select Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	1,120,154,642	3,771,432	–	1,123,926,074
Real Estate Investment Trusts - Common	23,384,319	–	–	23,384,319
Exchange Traded Funds	11,798,677	–	–	11,798,677
Money Market Funds	54,646,208	–	–	54,646,208
Total Investments	1,209,983,846	3,771,432	–	1,213,755,278

Refer to the Schedule of Investments for further disaggregation of investment categories.